Organization and Nature of Operations (Details)	1 Months Ended	6 Months Ended
	Jun. 17, 2019 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 shares	Jan. 14, 2020	Jun. 14, 2019 $ / shares shares
Organization and Nature of Operations [Line Items]
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Paid in capital | ¥			¥ 5,000,000
Erayak BVI [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized	50,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 1
Ordinary shares issued	100
Common stock shares outstanding	100
Percentage of owned shares	100.00%
Erayak HK [Member]
Organization and Nature of Operations [Line Items]
Paid in capital | $		$ 3,900,000
Ruike [Member]
Organization and Nature of Operations [Line Items]
Paid in capital | $		5,010,035
Wenjie [Member]
Organization and Nature of Operations [Line Items]
Paid in capital | $		$ 3,000,000
Leiya [Member]
Organization and Nature of Operations [Line Items]
Paid in capital | ¥			¥ 6,900,000
Erayak Group [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Wenjie [Member]
Organization and Nature of Operations [Line Items]
Reorganization, description		Wenjie acquired 90% equity of Leiya from Shengling Xiang, and 10% from Hecang Limited. As a result, Leiya’s equity interest is 100% held by Wenjie as of April 21, 2020.
Leiya [Member]
Organization and Nature of Operations [Line Items]
Reorganization, description		On August 12, 2020, Chuanlong Lin transferred 100% equity of New Focus to Leiya. Therefore, Leiya holds 100% of equity interest of New Focus as of August 12, 2020.
Leiya To Hecang Limited [Member]
Organization and Nature of Operations [Line Items]
Legal corporation percentage					10.00%
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized		450,000,000	450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		27,000,000	27,000,000	11,000,000
Common stock shares outstanding		27,000,000	27,000,000	11,000,000
Class A Ordinary Shares [Member] | Erayak Group [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized						450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares issued						27,000,000
Common stock shares outstanding						27,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		1,000,000	1,000,000	1,000,000
Common stock shares outstanding		1,000,000	1,000,000	1,000,000
Class B Ordinary Shares [Member] | Erayak Group [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized						50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares issued						1,000,000
Common stock shares outstanding						1,000,000